Janus Henderson Forty Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.0%
Automobiles – 0.5%
Rivian Automotive Inc - Class A*,#	2,592,062	$66,719,676
Biotechnology – 3.7%
AbbVie Inc	3,510,424	537,656,540
Capital Markets – 2.9%
Blackstone Group Inc	4,676,259	426,615,109
Chemicals – 1.8%
Sherwin-Williams Co	1,134,616	254,051,869
Entertainment – 1.0%
Walt Disney Co*	1,458,220	137,655,968
Equity Real Estate Investment Trusts (REITs) – 3.6%
American Tower Corp	2,061,724	526,956,037
Health Care Equipment & Supplies – 9.1%
Align Technology Inc*	887,292	209,995,398
Danaher Corp	2,500,272	633,868,957
DexCom Inc*	3,002,664	223,788,548
Edwards Lifesciences Corp*	2,648,892	251,883,140
		1,319,536,043
Health Care Providers & Services – 2.8%
UnitedHealth Group Inc	782,970	402,156,881
Hotels, Restaurants & Leisure – 0.6%
Caesars Entertainment Inc*	2,271,526	86,999,446
Household Products – 1.0%
Procter & Gamble Co	1,029,817	148,077,386
Information Technology Services – 8.2%
Mastercard Inc	2,819,799	889,590,189
Square Inc*	1,132,288	69,590,420
Twilio Inc*	2,769,928	232,147,666
		1,191,328,275
Interactive Media & Services – 11.0%
Alphabet Inc - Class C*	334,604	731,929,520
Match Group Inc*	3,440,771	239,787,331
Meta Platforms Inc - Class A*	2,400,178	387,028,702
Snap Inc - Class A*	17,555,829	230,508,035
		1,589,253,588
Internet & Direct Marketing Retail – 10.2%
Amazon.com Inc*	10,939,340	1,161,867,301
Booking Holdings Inc*	177,623	310,660,851
		1,472,528,152
Machinery – 3.2%
Deere & Co	1,557,692	466,482,023
Metals & Mining – 1.0%
Freeport-McMoRan Inc	5,083,287	148,736,978
Professional Services – 2.6%
CoStar Group Inc*	6,149,386	371,484,408
Semiconductor & Semiconductor Equipment – 8.1%
ASML Holding NV	992,616	472,366,102
NVIDIA Corp	1,072,982	162,653,341
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,283,055	186,639,746
Texas Instruments Inc	2,298,254	353,126,727
		1,174,785,916
Software – 17.0%
Atlassian Corp PLC - Class A*	1,567,397	293,730,198
Microsoft Corp	6,432,481	1,652,054,095
Workday Inc - Class A*	3,674,054	512,824,457
		2,458,608,750
Specialty Retail – 2.5%
TJX Cos Inc	6,351,319	354,721,166
Technology Hardware, Storage & Peripherals – 4.9%
Apple Inc	5,214,350	712,905,932
Textiles, Apparel & Luxury Goods – 3.3%
LVMH Moet Hennessy Louis Vuitton SE	466,506	284,338,042
NIKE Inc - Class B	1,866,804	190,787,369
		475,125,411
Total Common Stocks (cost $11,041,536,800)		14,322,385,554
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $145,303,315)	145,302,485	145,317,015

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	38,163,386	$38,163,386
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$9,540,847	9,540,847
Total Investments Purchased with Cash Collateral from Securities Lending (cost $47,704,233)		47,704,233
Total Investments (total cost $11,234,544,348) – 100.3%		14,515,406,802
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(40,218,742)
Net Assets – 100%		$14,475,188,060

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$13,278,332,714	91.5%
Netherlands	472,366,102	3.2
Australia	293,730,198	2.0
France	284,338,042	2.0
Taiwan	186,639,746	1.3

Total	$14,515,406,802	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/22
Common Stocks - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp*	$-	$-	$(918,158)	$-
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp*	-	-	(2,215,938)	-
Warrants - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp - Class A*	-	-	970,572	-
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	588,930	3,940	1,356	145,317,015
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	1,380,197∆	-	-	38,163,386
Total Affiliated Investments - 1.2%	$1,969,127	$3,940	$(2,162,168)	$183,480,401

(1) For securities that were affiliated for a portion of the period ended June 30, 2022, this column reflects amounts for the entire period ended June 30, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Common Stocks - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp*	50,283,167	-	(49,365,009)Ð	-
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp*	102,940,398	-	(100,724,460)Ð	-
Warrants - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp - Class A*	2,174,673	-	(3,145,245)Ð	-
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	491,130,492	3,312,408,561	(3,658,227,334)	145,317,015
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	30,214,439	472,883,579	(464,934,632)	38,163,386

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$14,322,385,554	$-	$-
Investment Companies	-	145,317,015	-
Investments Purchased with Cash Collateral from Securities Lending	-	47,704,233	-
Total Assets	$14,322,385,554	$193,021,248	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70223 08-22